Main Events (Details) - Schedule of the assets and liabilities - Assets and liabilities [Member] R$ in Thousands	Jun. 30, 2022 BRL (R$)
Main Events (Details) - Schedule of the assets and liabilities [Line Items]
Cash and cash equivalents	R$ 1,517
Trade accounts receivable	10,494
Inventories	3,629
Biological assets	18,233
Recoverable taxes and other credits	3,962
Current assets	37,835
Noncurrent assets
Investment properties	136,017
Property, plant and equipment	7,039
Noncurrent assets	143,056
Total assets	180,891
Current liabilities
Trade accounts and other payables	8,931
Labor obligations	103
Taxes payable	4,719
Related-party transactions	8,254
Advances from clients	3,444
Current liabilities	25,451
Noncurrent liabilities
Trade accounts and other payables	707
Noncurrent liabilities	707
Total liabilities	26,158
Total net assets acquired	154,733
Acres [Member]
Main Events (Details) - Schedule of the assets and liabilities [Line Items]
Cash and cash equivalents	1,226
Trade accounts receivable	7,746
Inventories	1,734
Biological assets	10,416
Related-party transactions	2,757
Recoverable taxes and other credits	1,048
Current assets	24,927
Noncurrent assets
Investment properties	69,807
Property, plant and equipment	4,431
Noncurrent assets	74,238
Total assets	99,165
Current liabilities
Trade accounts and other payables	4,958
Labor obligations	56
Taxes payable	901
Related-party transactions	38,211
Advances from clients	3,443
Current liabilities	47,569
Noncurrent liabilities
Trade accounts and other payables	250
Noncurrent liabilities	250
Total liabilities	47,819
Total net assets acquired	51,346
Ombú [Member]
Main Events (Details) - Schedule of the assets and liabilities [Line Items]
Cash and cash equivalents	234
Trade accounts receivable	1,096
Inventories	1,016
Biological assets	4,525
Related-party transactions	43,935
Recoverable taxes and other credits	406
Current assets	51,212
Noncurrent assets
Investment properties	38,166
Property, plant and equipment	178
Noncurrent assets	38,344
Total assets	89,556
Current liabilities
Trade accounts and other payables	2,930
Labor obligations	24
Taxes payable	2,114
Related-party transactions	54,790
Advances from clients	1
Current liabilities	59,859
Noncurrent liabilities
Total liabilities	59,859
Total net assets acquired	29,697
Yuchán [Member]
Main Events (Details) - Schedule of the assets and liabilities [Line Items]
Cash and cash equivalents	30
Trade accounts receivable	1,093
Inventories	844
Biological assets	3,292
Related-party transactions	88
Recoverable taxes and other credits	1,665
Current assets	7,012
Noncurrent assets
Investment properties	28,044
Property, plant and equipment	2,427
Noncurrent assets	30,471
Total assets	37,483
Current liabilities
Trade accounts and other payables	928
Labor obligations	22
Taxes payable	1,647
Related-party transactions	26,107
Advances from clients
Current liabilities	28,704
Noncurrent liabilities
Trade accounts and other payables	457
Noncurrent liabilities	457
Total liabilities	29,161
Total net assets acquired	8,322
Yatay [Member]
Main Events (Details) - Schedule of the assets and liabilities [Line Items]
Cash and cash equivalents	27
Trade accounts receivable	559
Inventories	35
Biological assets
Related-party transactions	66,369
Recoverable taxes and other credits	843
Current assets	67,833
Noncurrent assets
Property, plant and equipment	3
Noncurrent assets	3
Total assets	67,836
Current liabilities
Trade accounts and other payables	115
Labor obligations	1
Taxes payable	57
Related-party transactions	2,295
Advances from clients
Current liabilities	2,468
Noncurrent liabilities
Total liabilities	2,468
Total net assets acquired	65,368
Intercompany Eliminations [Member]
Main Events (Details) - Schedule of the assets and liabilities [Line Items]
Cash and cash equivalents
Trade accounts receivable
Inventories
Biological assets
Related-party transactions	(113,149)
Current assets	(113,149)
Noncurrent assets
Total assets	(113,149)
Current liabilities
Related-party transactions	(113,149)
Advances from clients
Current liabilities	(113,149)
Noncurrent liabilities
Total liabilities	R$ (113,149)